PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statement of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed statements of comprehensive loss
Net loss	$ (26,183)	¥ (182,292)	¥ (205,065)	¥ (772,730)
Other comprehensive (loss) income, net of tax of nil:
Comprehensive loss	(27,193)	(189,321)	(98,084)	(1,038,607)
Comprehensive loss attributable to the Company's ordinary shareholders	(27,343)	(190,367)	(116,413)	(893,693)
Parent Company
Condensed statements of comprehensive loss
Net loss	(26,183)	(182,292)	(205,065)	(772,730)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,160)	(8,075)	88,652	(120,963)
Other comprehensive (loss) income, net of tax of nil:	(1,160)	(8,075)	88,652	(120,963)
Comprehensive loss	(27,343)	(190,367)	(116,413)	(893,693)
Comprehensive loss attributable to the Company's ordinary shareholders	$ (27,343)	¥ (190,367)	¥ (116,413)	¥ (893,693)